CONSOLIDATED AND COMBINED BALANCE SHEETS - USD ($)	Dec. 31, 2014	Nov. 18, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Land	$ 5,924,294		$ 2,599,745
Real property interests	231,561,354		210,709,364
Total land and real property interests	237,485,648		213,309,109
Accumulated amortization of real property interest	(7,135,676)		(3,347,829)
Land and net real property interests	230,349,972		209,961,280
Investments in receivables, net	8,665,274		9,085,281	$ 9,743,976
Cash and cash equivalents	311,108		1,037,327	25,248,137	$ 158,559
Rent receivables, net	123,767		144,771
Due from Landmark and affiliates	659,722		648,701
Deferred loan cost, net	3,985,227		4,218,770
Deferred rent receivable	344,162		191,488
Derivative assets			455,561
Other intangible assets, net	6,101,048		5,611,105
Other assets	399,222
Total assets	250,939,502		231,354,284
Liabilities and equity
Revolving credit facility	74,000,000
Secured debt facilities	29,707,558		114,280,724
Accounts payable and accrued liabilities	141,508		945,664
Due to Landmark and affiliates			583,689
Other intangible liabilities, net	8,938,034		7,863,355
Prepaid rent	2,029,542		1,762,792
Derivative liabilities	308,899		193,101
Total liabilities	$ 115,125,541		$ 125,629,325
Commitments and contingencies
Equity	$ 135,813,961	$ 116,146,168	$ 105,724,959	$ 119,339,933	$ 33,738,723
Total liabilities and equity	$ 250,939,502		$ 231,354,284